[VANGUARD SHIP LOGO/R/]





VANGUARD DEVELOPED MARKETS INDEX FUND
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND



Supplement to the Prospectus Dated June 8, 2009



Important Announcement Concerning Vanguard Developed Markets Index Fund

Vanguard Developed Markets Index Fund has completed its transition from investing directly in individual stocks and/or a combination of Vanguard mutual funds to investing substantially all of its assets directly in the common stocks included in its target index. The Fund's target index has not changed.

The Fund's investment objective and primary risks have not changed.


Prospectus Text Changes
The prospectus is revised as follows:

In the Fund Profile--Vanguard Developed Markets Index Fund section, the following text changes are made.

The "Primary Investment Strategies" paragraph is restated as follows:

The Fund employs a "passive management"--or indexing--investment approach by investing all, or substantially all, of its assets in the common stocks included in the Morgan Stanley Capital International (MSCI/(R)/) Europe, Australasia, Far East (EAFE/(R)/) Index. The MSCI EAFE Index includes approximately 1,020 common stocks of companies located in Europe, Australia, Asia, and the Far East. As of May 31, 2009, the largest markets covered in the Index were Japan and the United Kingdom, which made up approximately 24% and 21%, respectively, of the Index's market capitalization. For additional information on the Fund's investment strategies, please see More on the Funds.
                                                                  (over, please)

The first paragraph under "Fees and Expenses" is restated as follows:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown in the following table are based on those incurred in the fiscal year ended October 31, 2008.

The Acquired Fund Fees and Expenses footnote below the "Annual Fund Operating Expenses" table is restated as follows:

The Acquired Fund Fees and Expenses in this table have been restated to reflect current Fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

In the paragraph following the "Annual Fund Operating Expenses" table, the first sentence is restated as follows:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

In the More on the Funds section, the following text changes are made.

Under "Market Exposure," the first two sentences of the first paragraph are restated as follows:

The Developed Market Index Fund invests substantially all of its assets directly in the stocks included in the MSCI EAFE Index.

Also under the heading "Market Exposure," the flagged paragraph following the "Returns for Various Stock Markets" table is restated as follows:

Each Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries or regions. Because each Fund may invest a large portion of its assets in securities of companies located in any one country or region, each Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Also under the heading "Market Exposure," the following text replaces the two paragraphs that begin with the label "Developed Markets Index Fund":


Developed Markets Index Fund. The Developed Markets Index Fund invests all, or substantially all, of its assets directly in the stocks of the MSCI EAFE Index. As of May 31, 2009, the Fund's assets were invested 67% and 33%, respectively, in the European and Pacific regions, and the Fund had an asset-weighted median market capitalization of $32 billion.

Also under the heading "Market Exposure," the "Plain Talk About 'Fund of Funds'" box is deleted.

Also under the heading "Market Exposure," the two paragraphs that begin with the label "Underlying Funds" are deleted in their entirety.

Under the heading "Security Selection," the first two paragraphs are restated as follows:

Vanguard Developed Markets Index Fund uses the replication method of investing, meaning that the Fund generally holds the same stocks as those in its target index, and in approximately the same proportions.

Also under the heading "Security Selection," the following text replaces the last paragraph:

The Total International Stock and Developed Markets Index Funds, in most cases, will obtain economic exposure to stocks of their respective target indexes (component securities) by investing directly in common stocks. However, each Fund reserves the right to obtain economic exposure to component securities indirectly by purchasing depositary receipts of the component securities. Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country, but represent shares of issuers domiciled in another country. Generally, a Fund will hold depositary receipts only when the advisor believes that holding the depositary receipt, rather than the underlying component security, would benefit the Fund. A Fund might opt to hold depositary receipts if the foreign market in which a stock trades does not provide adequate protection to the rights of foreign investors or if government regulators place restrictions on the free flow of capital or currency. Each Fund treats depositary receipts that represent interests in component securities as component securities for purposes of any requirements related to the percentage of component securities held in the Fund's portfolio.



                                                                  (over, please)

Under the heading "Other Investment Policies and Risks," the three paragraphs are restated as follows:

Each Fund may make other kinds of investments to achieve its objectives. Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if a fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the fund's board of trustees. In any such instance, the substitute index would measure the same market segment as the current index.

Each Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Funds to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. Neither Fund will use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

Each Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts, in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts, however, would not prevent a fund's securities from falling in value during foreign market downswings. The Funds may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

Under the heading "The Funds and Vanguard," the third and fourth paragraphs are deleted.

In the Investment Advisor section, the first paragraph is restated as follows:

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Funds through its Quantitative Equity Group. As of October 31, 2008, Vanguard served as advisor for approximately $868 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.


(C) 2009 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS113A 062009

                                                         [VANGUARD SHIP LOGO/R/]






VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND


Supplement to the Prospectus Dated June 8, 2009



Important Announcement Concerning Vanguard Institutional Developed Markets Index Fund

Vanguard Institutional Developed Markets Index Fund has completed its transition from investing directly in individual stocks and/or a combination of Vanguard mutual funds to investing substantially all of its assets directly in the common stocks included in its target index. The Fund's target index has not changed.

The Fund's investment objective and primary risks have not changed.


Prospectus Text Changes
The prospectus is revised as follows:

In the Fund Profile section, the following text changes are made.

The "Primary Investment Strategies" paragraph is restated as follows:

The Fund employs a "passive management"--or indexing--investment approach by investing all, or substantially all, of its assets in the common stocks included in the Morgan Stanley Capital International (MSCI/(R)/) Europe, Australasia, Far East (EAFE/(R)/) Index. The MSCI EAFE Index includes approximately 1,020 common stocks of companies located in Europe, Australia, Asia, and the Far East. As of May 31, 2009, the largest markets covered in the Index were Japan and the United Kingdom, which made up approximately 24% and 21%, respectively, of the Index's market capitalization. For additional information on the Fund's investment strategies, please see More on the Fund.
                                                                  (over, please)

The first paragraph under "Fees and Expenses" is restated as follows:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown in the following table are based on those incurred in the fiscal year ended October 31, 2008.

Footnote number two below the "Annual Fund Operating Expenses" table is restated as follows:

The Acquired Fund Fees and Expenses in this table have been restated to reflect current Fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.

In the paragraph following the "Annual Fund Operating Expenses" table, the first sentence is restated as follows:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

In the More on the Fund section, the following text changes are made.

Under "Market Exposure," the first paragraph is restated as follows:

The Fund invests substantially all of its assets directly in the stocks included in the MSCI EAFE Index.

Also under the heading "Market Exposure," the flagged paragraph following the "Returns for Various Stock Markets" table is restated as follows:

The Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Also under the heading "Market Exposure," the following text replaces the two paragraphs following the "Plain Talk About Regional Versus Broad International Investing" box:

The Institutional Developed Markets Index Fund invests all, or substantially all, of its assets directly in the stocks of the MSCI EAFE Index. As of May 31, 2009, the Fund's assets were invested 67% and 33%, respectively, in the European and Pacific regions, and the Fund had an asset-weighted median market capitalization of $32 billion.

Also under the heading "Market Exposure," the "Plain Talk About 'Fund of Funds'" box is deleted.

Also under the heading "Market Exposure," the two paragraphs that begin with the label "Underlying Funds" are deleted in their entirety.

Under the heading "Security Selection," the first two paragraphs are restated as follows:

Vanguard Institutional Developed Markets Index Fund uses the replication method of investing, meaning that the Fund generally holds the same stocks as those in its target index, and in approximately the same proportions.

Also under the heading "Security Selection," the following text replaces the last paragraph:

The Fund, in most cases, will obtain economic exposure to stocks of its target index (component securities) by investing directly in common stocks. However, the Fund reserves the right to obtain economic exposure to component securities indirectly by purchasing depositary receipts of the component securities. Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country, but represent shares of issuers domiciled in another country. Generally, the Fund will hold depositary receipts only when the advisor believes that holding the depositary receipt, rather than the underlying component security, would benefit the fund. The Fund might opt to hold depositary receipts if the foreign market in which a stock trades does not provide adequate protection to the rights of foreign investors or if government regulators place restrictions on the free flow of capital or currency. The Fund treats depositary receipts that represent interests in component securities as component securities for purposes of any requirements related to the percentage of component securities held in the Fund's portfolio.



                                                                  (over, please)

Under the heading "Other Investment Policies and Risks," the three paragraphs are restated as follows:

The Fund may make other kinds of investments to achieve its objectives. The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if a fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the fund's board of trustees. In any such instance, the substitute index would measure the same market segment as the current index.

The Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts, in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts, however, would not prevent a fund's securities from falling in value during foreign market downswings. The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

Under the heading "The Funds and Vanguard," the third and fourth paragraphs are deleted.

In the Investment Advisor section, the first paragraph is restated as follows:

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of October 31, 2008, Vanguard served as advisor for approximately $868 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.


(C) 2009 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS234A 062009

                                                         [VANGUARD SHIP LOGO/R/]








VANGUARD STAR/(R)/ FUNDS



Supplement to the Statement of Additional Information Dated June 8, 2009


Statement of Additional Information Text Changes
The Statement of Additional Information is revised as follows:

In the Description of the Trust section, under the heading "Organization," the following text replaces the third and fourth sentences in the first paragraph:

Each Fund, other than Total International Stock Index Fund, Developed Markets Index Fund, and Institutional Developed Markets Index Fund, is registered as an open-end, nondiversified management investment company. The Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds are registered as open-ended diversified management investment companies.

In the Management of the Funds section, under the heading "Trustee Compensation," the following text replaces the first sentence of the first paragraph:

The same individuals serve as trustees of all Vanguard funds, and the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds pay a proportionate share of the trustees' compensation.













(C) 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                   SAI56 062009